OMB APPROVAL
UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2006
Washington, D.C. 20549	Estimated average burden hours per response......14.4

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

Source Capital, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/05 to 6/30/06

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Source Capital, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Plantronics, Inc.	PLT	727493108	7/21/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratify and approve an increase of 1.3 million shares in the common stock issuable under the 2003 stock plan.	Issuer	Y	For	For
				3. Ratify and approve an increase of 200,000 shares in the common stock issuable under the 2002 employee stock purchase plan.	Issuer	Y	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for fiscal 2006.	Issuer	Y	For	For
Tidewater Inc.	TDW	886423102	7/21/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of Deloitte & Touche LLP as independent registered public accounting firm.	Issuer	Y	For	For
				3. Proposal regarding subjecting non-deductible executive compensation to a stockholder vote.	Shareholder	Y	Against	For
				4. Proposal regarding the declassification of the board of directors and the annual election of all directors.	Shareholder	Y	For	Against
Renal Care Group, Inc.	RCI	759930100	8/24/2005

1. Proposal to adopt the agreement, dated as of May 3, 2005, by and among Fresenius Medical Care AG, Fresenius Medical Care Holdings, Inc., Florence Acquisition, Inc. and the company under which Florence Acquisition, Inc. would be merged with and into the company.

					Issuer	Y	For	For
				2. To grant discretionary authority to adjourn the special meeting, if necessary, to solicit additional proxies in favor of adoption of the merger agreement.	Issuer	Y	For	For
Briggs &	BGG	109043109	10/19/2005	1. Election of Directors	Issuer	Y	For	For
Stratton Corporation				2. Ratification of PricewaterhouseCoopers LLP as the company’s independent auditor.	Issuer	Y	For	For
ScanSource, Inc.	SCSC	806037107	12/1/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the proposal to amend the company’s 2002 long-term incentive plan.	Issuer	Y	For	For
				3. Ratification of the appointment of Ernst & Young LLP as independent auditors for the company for the fiscal year ending June 30, 2006.	Issuer	Y	For	For

Knight Transportation, Inc.	KNX	499064103	12/21/2005	1. Proposal to approve the company’s 2005 executive cash bonus plan, to comply with Section 162(m) of the Internal Revenue Code of 1986, as amended.	Issuer	Y	For	For

2. Proposal to amend the company’s 2003 stock option plan to comply with Section 162(m) of the Code, and to approve and ratify the company’s amended and restated 2003 stock option plan, which incorporates all prior amendments to the 2003 stock option plan.

					Issuer	Y	For	For
Oshkosh Truck	OSK	688239201	2/7/06	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Ratification of the appointment of Deloitte & Touche LLP, an independent registered public accounting firm, as the company’s independent auditors for the fiscal year ending September 30, 2006.	Issuer	Y	For	For
Health	HMA	421933102	2/21/2006	1. Election of Directors	Issuer	Y	For	For
Management Associates, Inc.				2. Approve the Health Management Associates, Inc. 2006 outside director restricted stock award plan.	Issuer	Y	For	For
				3. Ratify the selection of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending September 30, 2006.	Issuer	Y	For	For
Zebra	ZBRA	989207105	5/9/06	1. Election of Directors	Issuer	Y	For	For
Technologies Corporation				2. Proposal to approve the 2006 Zebra Technologies Corporation incentive compensation plan.	Issuer	Y	For	For
				3. Ratification of Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
Heartland Express, Inc.	HTLD	422347104	5/11/06	1. Election of Directors	Issuer	Y	For	For
Brown & Brown, Inc.	BRO	115236101	5/10/06	1. Election of Directors	Issuer	Y	For	For
The First	FAF	318522307	5/18/06	1. Election of Directors	Issuer	Y	For	For
American Corporation				2. Approval of the 2006 incentive compensation plan.	Issuer	Y	For	For
Carmax, Inc.	KMX	143130102	6/20/06	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of KPMG LLP as independent registered public accounting firm.	Issuer	Y	For	For

				3. Approval of two amendments to the Carmax, Inc. amended and restated 2002 employee stock purchase plan.	Issuer	Y	For	For
Idex Corporation	IEX	45167R104	4/4/06	1. Election of Directors	Issuer	Y	For	For
				2. Approval of Deloitte & Touche LLP as the auditors of the company.	Issuer	Y	For	For
Arthur J.	AJG	363576109	5/16/06	1. Election of Directors	Issuer	Y	For	For
Gallagher & Co.				2. Ratification of Ernst & Young LLP as the independent registered public accounting firm of the company for 2006.	Issuer	Y	For	For
Sandisk	SNDK	80004C101	5/25/06	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Approve amendments to the company’s 2005 incentive plan.	Issuer	Y	For	For
				3. Approve an amendment to the company’s certificate of incorporation, increasing the authorized amount of common stock from 400,000,000 to 800,000,000 shares.	Issuer	Y	For	For
				4. Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2006.	Issuer	Y	For	For
Knight	KNX	499064103	5/24/06	1. Election of Directors	Issuer	Y	For	For
Transportation, Inc.				2. Ratify Deloitte & Touche LLP as the company’s independent registered public accounting firm for fiscal 2006.	Issuer	Y	For	For
Graco Inc.	GGG	384109104	4/21/06	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of Deloitte & Touche LLP as the independent registered public accounting firm.	Issuer	Y	For	For
				3. Approval of the amended and restated Graco Inc. stock incentive plan.	Issuer	Y	For	For
				4. Approval of the Graco Inc. 2006 employee stock purchase plan.	Issuer	Y	For	For
O’Reilly	ORLY	686091109	5/9/06	1. Election of Directors	Issuer	Y	For	For
Automotive, Inc.				2. Ratification of appointment of Ernst & Young LLP as independent auditors.	Issuer	Y	For	For

Invitrogen	IVGN	46185R100	4/21/06	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Ratification of the appointment of Ernst & Young LLP as independent auditors of the company for fiscal year 2006.	Issuer	Y	For	For
				3. Amendment of the company’s 1998 employee stock purchase plan.	Issuer	Y	For	For
				4. Amendment of the company’s restated certificate of incorporation.	Issuer	Y	For	For
Noble Corporation	NE	G65422100	4/27/06	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the appointment of PricewaterhouseCoopers LLP as independent auditors for 2006.	Issuer	Y	For	For
				3. Proposal to separate the positions of Chairman/Chief Executive Officer.	Shareholder	Y	Against	For
Manpower Inc.	MAN	56418H100	4/25/06	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of Deloitte & Touche LLP as independent auditors for 2006.	Issuer	Y	For	For
				3. Approval of the increase in the number of shares authorized for issuance under the 2003 equity incentive plan of Manpower Inc.	Issuer	Y	For	For
				4. Proposal regarding implementation of the MacBride principles in Northern Ireland.	Shareholder	Y	Against	For
CDW Corporation	CDWC	12512N105	5/17/06	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the audit committee’s selection of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2006.	Issuer	Y	For	For
				3. Approval of the CDW 2006 stock incentive plan.	Issuer	Y	For	For
				4. Approval of an amendment to the CDW employee stock purchase plan.	Issuer	Y	For	For
Amsurg Corp.	AMSG	03232P405	5/18/06	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the Amsurg Corp. 2006 stock incentive plan.	Issuer	Y	For	For
				3. Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for fiscal 2006.	Issuer	Y	For	For

Charles River	CRL	159864107	5/9/06	1. Election of Directors	Issuer	Y	For	For
Laboratories International, Inc.				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent public auditors for the fiscal year ending December 30, 2006.	Issuer	Y	For	For
Helix Energy Solutions Group, Inc.	HELX	42330P107	5/8/06	1. Election of Directors	Issuer	Y	For	For
Bio-Rad	BIO	090572207	4/25/06	1. Election of Directors	Issuer	Y	For	For
Laboratories, Inc.				2. Ratify the selection of Deloitte & Touche LLP to serve as the company’s independent auditors.	Issuer	Y	For	For
Cognex Corporation	CGNX	192422103	4/25/06	1. Election of Directors	Issuer	Y	For	For
Polaris Industries	PII	731068102	4/20/06	1. Election of Directors	Issuer	Y	For	For
Inc.				2. Approval of amendments to the Polaris Industries Inc. employee stock purchase plan.	Issuer	Y	For	For
Carnival	CCL	143658300	4/20/06	1. Election of Directors	Issuer	Y	For	For
Corporation

2. Re-appoint PricewaterhouseCoopers LLP as independent auditors for Carnival PLC and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered certified public accounting firm for Carnival Corporation.

					Issuer	Y	For	For
				3. Authorize the audit committee of Carnival PLC to agree to the remuneration of the independent auditors.	Issuer	Y	For	For
				4. Receive the accounts and reports for Carnival PLC for the financial year ended November 30, 2005.	Issuer	Y	For	For
				5. Approve the directors’ remuneration report of Carnival PLC.	Issuer	Y	For	For
				6. Approve the limits on the authority to allot shares by Carnival PLC.	Issuer	Y	For	For
				7. Approve the disapplication of pre-emption rights for Carnival PLC.	Issuer	Y	For	For
				8. Approve a general authority for Carnival PLC to buy back Carnival PLC ordinary shares in the open market.	Issuer	Y	For	For
HNI Corporation	HNI	404251100	5/2/06	1. Election of Directors	Issuer	Y	For	For

				2. Ratify the audit committee’s selection of PricewaterhouseCoopers LLP as the corporation’s independent registered public accountant for fiscal 2006.	Issuer	Y	For	For
Lincare Holdings Inc.	LNCR	532791100	5/15/06	1. Election of Directors	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Source Capital, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	7/31/06

* Print the name and title of each signing officer under his or her signature.